Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets percentage	25.00%
VIE’s Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets percentage	25.00%